Expense Example - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2023 USD ($)
Expense Example:
1 year	$ 62
3 years	195
5 years	340
10 years	$ 762